Authorized and Outstanding Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 07, 2012	Dec. 31, 2011
Convertible Preferred Stock [Line Items]
Net Carrying Amount		$ 113,268
Shares Authorized	0	86,726,665	25,000,000	86,726,665
Shares Issued	0	21,444,251		21,444,251
Shares Outstanding	0	21,444,251		21,444,251
Series A
Convertible Preferred Stock [Line Items]
Net Carrying Amount		30
Shares Authorized		181,722
Shares Issued		45,430
Shares Outstanding		45,430
Series B
Convertible Preferred Stock [Line Items]
Net Carrying Amount		4,744
Shares Authorized		10,411,625
Shares Issued		2,602,903
Shares Outstanding		2,602,903
Series C
Convertible Preferred Stock [Line Items]
Net Carrying Amount		11,931
Shares Authorized		13,650,896
Shares Issued		3,412,719
Shares Outstanding		3,412,719
Series C-1
Convertible Preferred Stock [Line Items]
Net Carrying Amount		4,725
Shares Authorized		5,682,948
Shares Issued		1,420,730
Shares Outstanding		1,420,730
Series D
Convertible Preferred Stock [Line Items]
Net Carrying Amount		14,910
Shares Authorized		17,062,711
Shares Issued		4,265,676
Shares Outstanding		4,265,676
Series E
Convertible Preferred Stock [Line Items]
Net Carrying Amount		20,210
Shares Authorized		18,436,763
Shares Issued		4,609,185
Shares Outstanding		4,609,185
Series F
Convertible Preferred Stock [Line Items]
Net Carrying Amount		$ 56,718
Shares Authorized		21,300,000
Shares Issued		5,087,608
Shares Outstanding		5,087,608